ACCOUNTS RECEIVABLE (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable, Net
Accounts receivable, net consisted of the following (in thousands):
	June 30, 2022	December 31, 2021
Accounts receivable	$3,242	$2,533
Unbilled receivables	784	809
	4,026	3,342
Less allowance for doubtful accounts	(429)	(297)
Accounts receivable, net	$3,597	$3,045

Accounts receivable, net consisted of the following as of:
	December 31,
	2021	2020
Accounts receivable	$2,533	$1,027
Unbilled receivables	809	264
	3,342	1,291
Less allowance for doubtful accounts	(297)	(150)
Accounts receivable, net	$3,045	$1,141